SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2013
Office furniture
Property, Plant and Equipment [Line Items]
Depreciation on declining balance basis	20% on declining balance basis
Computer equipment
Property, Plant and Equipment [Line Items]
Depreciation on declining balance basis	30% on declining balance basis